Document and Entity Information	Dec. 02, 2019
Cover [Abstract]
Entity Registrant Name	AK STEEL HOLDING CORP
Document Period End Date	Dec. 02, 2019
Amendment Flag	false
Entity Central Index Key	0000918160
Current Fiscal Year End Date	--12-31
Document Type	8-K
Entity Incorporation State Country Code	DE
Entity File Number	1-13696
Entity Tax Identification Number	31-1401455
Entity Address, Address Line One	9227 Centre Pointe Drive
Entity Address, City or Town	West Chester
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45069
City Area Code	(513)
Local Phone Number	425-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 Par Value
Trading Symbol	AKS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false